Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,499,998,000.00
Previously Paid Amount	0.00
Total Fee Amount	842,049.69
Total Offset Amount	0.00
Net Fee	$ 842,049.69